Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Dates
31-May-2024
Actual/360 Days
33
30/360 Days
30
17-Jun-2024
15-Jun-2024
Collection Period No.
33
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-May-2024
13-Jun-2024
14-Jun-2024
17-Jun-2024
15-May-2024
15-May-2024
Summary
Beginning
Balance
0.00
0.00
194,293,723.00
130,000,000.00
Principal
Payment
0.00
0.00
21,243,435.06
0.00
Ending
Balance
0.00
0.00
173,050,287.94
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
37.934705
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.309018
1.000000
324,293,723.00
303,050,287.94
21,243,435.06
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
364,870,697.05
6,176,383.06
371,047,080.1
1
40,576,974.05
343,627,261.99
5,753,719.69
349,380,981.68
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
74,479.26
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.132999
0.608333
Interest & Principal
Payment
0.00
0.00
21,317,914.32
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
38.067704
0.608333
$21,396,997.65
T
otal
$153,562.59

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
22,955,914.19
0.00
22,955,914.19
21,097,530.21
1,161,235.25
249,015.65
338,735.57
0.00
0.00
109,397.51
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
309,205.90
0.00
0.00
153,562.59
0.00
0.00
21,243,435.06
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
22,955,914.19
1,249,710.64
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
309,205.90
0.00
0.00
0.00
309,205.90
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
153,562.59
0.00
0.00
74,479.26
79,083.33
0.00
0.00
0.00
0.00
0.00
153,562.59
0.00
0.00
74,479.26
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
153,562.59
153,562.59
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
21,243,435.06
0.00
0.00
0.00
21,243,435.06
Aggregate Principal Distributabl
e
Amount
21,243,435.06
21,243,435.06
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,186.51
92,211.00
109,397.51
4,057,697.40
0.00
17,186.51
17,186.51
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Pool Statistics
Pool Data
3.75%
27.13
42.84
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
371,047,080.11
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
349,380,981.68
20,483
21,155
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
14,577,642.24
6,519,887.97
0.00
568,568.22
Pool Factor
21.07%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
20,483
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.48%
1.14%
0.25%
0.14%
100.00%
344,055,618.11
3,971,898.56
856,924.24
496,540.77
349,380,981.68
20,262
170
35
16
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.387%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
9,983.83
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.554%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,695,911.56
(13,378.11)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
37
871
Losses
(1)
Amount
568,568.22
248,168.43
333,777.90
Number of Receivables
Number of Receivables
Amount
25,642,985.76
10,205,205.54
6,741,868.66
Current
Cumulative
0.525%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.045%)
0.531
%
0.916
%
0.812%